Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
10.
Debt

Debt consisted of the following:

	September 30,	December 31,
(in thousands)	2024	2023
Principal stockholder promissory notes	$5,146	$5,085
Other related party promissory notes	152	721
Total Loan Payable	5,298	5,806
June 2023 notes	—	1,379
November 2023 bridge notes	—	$1,717
Total Senior secured notes	$—	$3,096
Derivatives	$—	$122
December 2023 convertible note	—	904
Other related party convertible notes	188	—
Other convertible notes	745	—
February 2024 convertible note	3,851	—
Total Convertible note payable	$4,784	$904
Total debt current	$10,082	$9,928
Term Loan	3,996	$—
Total debt long term	$3,996	$—
Total debt	$14,078	$9,928

Principal Stockholder Promissory Notes

During 2019, 2020, and 2021, the Company entered into promissory notes with a then-principal stockholder (the "former principal stockholder”) of the Company. See Note 20. Related Party Transactions.

Other Related Party Promissory Notes

During 2019, 2020, 2021, 2022, and 2023, the Company entered into promissory notes with other related parties. See Note 20. Related Party Transactions.

Term Loan

On February 1, 2024, the Company entered into a Credit Agreement (the "Term Loan") with Vertical Investors LLC, (the “Lender”) pursuant to which the Company agreed to borrow from the Lender a term loan in the aggregate principal amount of approximately $8.0 million. The term loan bears interest at Daily Simple Secured Overnight Financing Rate ("SOFR-Based Rate"), and the Company shall pay a guarantee fee of $2.3 million due on the maturity date. The guarantee fee was treated as a debt discount and accreted through interest expense through maturity date. The maturity date of the Term Loan was originally June 28, 2024. On March 29, 2024, the Company issued 1,500,000 shares of the Company’s Series A Convertible Preferred Stock to the Lender in exchange for reduction of outstanding debt of $3.0 million.

On April 24, 2024, (the “Effective Date”) the Company entered into a Loan Modification Agreement (the “Modification Agreement”) with the Lender reducing the outstanding debt by $3.0 million and extending the maturity date to December 31, 2024. The maturity date was further extended to December 31, 2025 on September 30, 2024.

Pursuant to the Modification Agreement, the Company agreed to make monthly payments of interest in the amount of $60,000 to the Lender. In addition, the Company agreed to make mandatory principal payments simultaneously with the closing of all future capital raises by the Company or any affiliate of the Company. The first principal payment will be the greater of (i) $3.0 million (the “Minimum Payment”) or (ii) 20% of the net amount raised from any source of debt, equity, synthetic equity instruments or otherwise less any reasonable expenses paid to third parties (the “Net Capital Raise”). At each capital raise thereafter, the Company shall make a mandatory principal payment to the Lender of 20% of the Net Capital Raise. As of the Effective Date, the outstanding principal amount of the Loan was approximately $5.0 million.

On April 24, 2024, the Company entered into a Loan Restoration Agreement with the Lender (the “Restoration Agreement”). Pursuant to the Restoration Agreement, in the event the aggregate amount of funds received by the Lender (net of all commissions, transfer fees or other transaction fees of any kind and taxes paid or payable as a result thereof) arising out of the disposition of the Preferred Stock, shares of the Company’s Common Stock issuable upon conversion of the Preferred Stock, if converted by the Lender, or any other securities of the Company issued to the Lender as a result of its holding the Preferred Stock (the aggregate amount of funds, the “Net Trade Value”) received by the Lender on or before December 31, 2024 is less than $3.0 million within ten (10) business days of written demand therefor, the Company shall pay the Lender the amount that is equal to $3.0 million less the Net Trade Value. In the event the Net Trade Value is greater than $3.1 million, any amount in excess of $3.1 million being the “Excess Amount”, the Excess Amount shall be applied by the Lender as follows:

a)
Fifty percent (50%) of the Excess Amount shall be distributed to the Lender as additional gain on the sale of the Preferred Stock;
b)
The remaining fifty percent (50%) of the Excess Amount shall be applied by Lender as a partial payment by the Company of the guarantee fee, which is the Origination Fee of $1.6 million and the Enhancement Fee of $0.7 million;
c)
After the application of the funds as set forth above and provided that the Minimum Payment in the Modification Agreement has not yet been received, such Minimum Payment shall be reduced by a percentage of the “Base Trade Value”, which is the Net Trade Value less the Excess Amount, in accordance with the formulas and schedule as set forth in the Restoration Agreement. By way of example, if the Lender realizes a Base Trade Value of $2.4 million prior to receipt of the Minimum Payment, then a Discount Percentage of 40% would apply, resulting in a reduction of the Minimum Payment to $1.8 million, calculated as follows:

($2,400,000 / $3,000,000) x 50% = 40% (being the Discount Percentage)

$3,000,000 x 60% (being 1 – 0.40) = $1,800,000 (being the Minimum Payment)

The Company bifurcated the Restoration Agreement and recorded the Restoration Agreement as a short term derivative in the Company’s condensed consolidated balance sheet in accordance with FASB ASC 815, Derivatives and Hedging. The derivative liability or asset will be remeasured at each reporting period using a Monte Carlo simulation with changes in fair value recorded in the condensed consolidated statements of operations in change in fair value of derivatives. See Note 12. for further details.

The Company entered into a number of exchange agreements with the Lender. In total, the Company and Lender agreed to reduce the Loan Amount by $0.6 million in exchange for the issuance of 12,870 shares of the Company’s Common Stock, par value $0.0001 per share (the “Common Stock”). On September 30, 2024, the Lender was issued 59,668 shares of Series A Preferred Stock as a dividend in kind on the shares of Series A Preferred Stock owned by the Lender (the 59,668 shares of Series A Preferred Stock combined with the 1,500,000 shares of Series A Preferred Stock already owned by the Lender is referred to herein as the “Series A Preferred Shares”). As of September 30, 2024, the outstanding principal amount of the Loan was $4,309,186 (the “Loan Amount”). On September 30, 2024, the Company and the Lender entered into an Exchange and Settlement Agreement (the “Exchange Agreement”). Pursuant to the Exchange Agreement, the Company and Lender agreed to exchange (a) the Series A Preferred Shares and (b) the Loan Amount (minus $2 million) for a total of 2,861,128 shares of the Company’s Series C Preferred Stock (“Series C Preferred Shares”).In connection with the Exchange Agreement, on September 30, 2024, the Company and the Lender reduced the principal amount of the Note Purchase Agreement previously entered into by the Company and the Lender to $2.0 million.

On September 30, 2024, the Company and the Lender entered into an amendment (the “Amendment”) to the previously disclosed Loss Restoration Agreement, dated as of April 24, 2024. The Amendment revised the definition of Preferred Stock to “2,861,128 shares of Series C Preferred Stock”. Prior to the Amendment, the definition of Preferred Stock read “1,500,000 shares of Series A Preferred Stock”. The definition of Net Trade Value was amended and restated in its entirety to read as follows “means the aggregate amount of funds received by Lender (net of all commissions, transfer fees or other transaction fees of any kind and taxes paid or payable as a result thereof) arising out of the disposition of the Preferred Stock, the disposition of the shares of Common Stock issued pursuant to the exchange agreements entered into by and between the Borrower and the Lender prior to the Amendment Effective

Date, the disposition of the shares of Common Stock issued pursuant to all exchange agreements entered into by and between the Borrower and the Lender after the Amendment Effective Date, the disposition of the shares of Common Stock issuable upon conversion of the Preferred Stock, if such Preferred Stock is converted to Common Stock by Lender, or the disposition of any other securities of the Borrower issued to the Lender as a result of its holding the Preferred Stock. For the avoidance of doubt, the Net Trade Exhibit 10.2 Value shall be determined by Lender.” Furthermore, the Amendment revised the date on which the Net Trade Value received will be calculated from December 31, 2024 to December 31, 2025.

The carrying value of the Term Loan is as follows:

	September 30,	December 31,
(in thousands)	2024	2023
Principal and interest	$1,997	$—
Guarantee fees	2,348	—
Unamortized debt discount	(349)	—
Aggregate carrying value	$3,996	$—

Interest expense recognized on the Term Loan is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Contractual interest expense	$166	$—	$450	$—
Amortization of debt discount	129	—	589	—
Total	$295	$—	$1,039	$—

Senior Secured Notes

Bridge Secured Notes

In March 2023, the Company issued an aggregate of $2.0 million of senior secured notes to three investors, including one related party, with associated warrants to purchase the Company’s common stock at an exercise price of $0.0001, in lieu of future cash interest payments under the senior secured notes issued to such investors. In May 2023, the Company repaid the $2.0 million in senior secured notes.

June 2023 Notes

In June 2023, the Company entered into a note purchase agreement (the "June 2023 Notes") pursuant to which the Company agreed to issue up to $15.8 million in aggregate principal amount of 10% senior secured notes due June 25, 2025 at their sole discretion. The June 2023 Notes are the senior secured obligations of the Company, bear interest at a rate of 10.0% per annum, and contain customary events of default. The maturity date was June 25, 2025, subject to earlier repurchase by the Company. The Company may redeem the June 2023 Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the June 2023 Notes to be redeemed, plus any accrued and unpaid interest to (including any additional interest), but excluding, the redemption date. Additional senior secured notes may become available at the sole discretion of the June Lender. As of September 30, 2023, the Company defaulted on the payment of interest due on the June 2023 Notes. On November 3, 2023, the Lender waived their rights to seek remedies resulting from an event of default. The note was amended in January 2024, and subsequently amended in February 2024, to include a conversion provision whereby at any time prior to maturity date the lender has the right to convert any outstanding and unpaid principal and accrued interest of the note into shares of the Company's Series A Preferred Stock at a conversion price of $1.82 per share. In February 2024, the June 2023 Notes were converted into 769,567 shares of Series A Preferred Stock. The Company recognized a loss equal to $0.0 million and $0.4 million on the extinguishment of debt upon conversion to Series A Preferred Stock for three and nine months ended September 30, 2024.

November 2023 Bridge Notes

On November 10, 2023, the Company issued secured promissory notes (the "November 2023 Bridge Notes") in the aggregate principal amount of approximately $1.9 million, of which approximately $0.8 million was with a related party, with an original issuance discount of 15%, due November 10, 2024. Interest on the outstanding principal of the notes accrues initially at a rate of 3% per annum, with a step-up interest rate of 8% per annum after January 31, 2024 until maturity. The Company elected the fair value option for the notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.

The notes were amended in January 2024, and subsequently amended in February 2024, to include a conversion provision whereby at any time prior to maturity date the lender has the right to convert any outstanding and unpaid principal and accrued interest of the note into shares of the Company's Series A Preferred Stock at a conversion price of $1.82 per share. In February 2024, a portion of the convertible notes were converted into 219,780 shares of Series A Preferred Stock. In March 2024, the notes were amended at a conversion price of $1.50. In March 2024, the remaining portion of the convertible notes were converted into 538,039 shares of Series A Preferred Stock. The Company recognized a loss equal to $0.0 million and $0.3 million on the extinguishment of debt and loss on change in fair value of $0.0 million and $0.3 million upon conversion to Series A Preferred Stock for three and nine months ended September 30, 2024.

Q2 2024 Convertible Notes

In April and May 2024, the Company issued senior secured convertible preferred notes (the "Q2 2024 Convertible Notes"), in the aggregate principal amount of approximately $1.7 million, due April and May 2025. Interest on the outstanding principal of the notes accrued initially at a rate of 12% per annum. The Company paid a portion of the convertible notes of $0.3 million as of September 30, 2024. In April and May 2024, a portion of the Q2 Convertible Notes were converted into 1,407,186 shares of the Company's Series A Preferred Stock at a blended conversion price of $1.03 per share. The Company recognized a loss equal to $0.0 million and $0.9 million on the extinguishment of debt for the three and nine months ended September 30, 2024.

The carrying value of the Senior Secured Notes are as follows:

	September 30,	December 31,
(in thousands)	2024	2023
June 2023	$—	$1,379
November 2023	—	1,717
Aggregate carrying value	$—	$3,096

The change in the balance of the Senior Secured Notes is as follows:

	November 2023	June 2023	Q2 2024
(in thousands)	Bridge Notes	Notes	Convertible Notes	Total
Carrying value at December 31, 2023	$1,717	$1,379	$—	$3,096
Issuance of promissory notes	—	—	1,680	1,680
Loss on extinguishment of debt	275	377	904	1,556
Change in estimated fair value of convertible notes	316	—	—	316
Interest Expense	—	21	89	110
Repayment of promissory notes	—	—	(318)	(318)
Conversion to Series A Preferred Stock	(2,308)	(1,777)	(2,355)	(6,440)
Carrying value at September 30, 2024	$—	$—	$—	$—

Convertible Notes

Other Related Party Convertible Notes

On February 18, 2020, the Company entered into a $0.1 million note with interest at the rate of 12.0% per annum and a maturity date of February 18, 2021. The note was amended in January 2024 to include a conversion provision whereby at any time while outstanding the lender has the right to convert any outstanding and unpaid principal and accrued interest of the note into shares of the Company's Series A Preferred Stock at a conversion price of $2.00 per share. The total outstanding balance at September 30, 2024 and December 2023, including accrued interest, was $0.2 million and $0.2 million, respectively, and is included in convertible note payable on the condensed consolidated balance sheet.

Other Convertible Notes

In connection with the acquisition of CLMBR, Inc., the Company assumed three promissory notes for a total of $1.9 million in principal and accrued interest.

In August 2023, CLMBR, Inc. issued secured promissory notes in the aggregate principal amount and accrued interest of approximately $0.7 million, due August 31, 2026. Interest on the outstanding principal of the notes accrues initially at a rate of 15% per annum. The note was assumed by the Company in January 2024. The note was amended in January 2024, and subsequently amended in February 2024, to include a conversion provision whereby at any time prior to maturity date the lender has the right to convert any outstanding and unpaid principal and accrued interest of the note into shares of the Company's Series A Preferred Stock at a conversion price of $1.82 per share. In February 2024, the convertible note was converted into 398,352 shares of Series A Preferred Stock. The Company recognized a loss equal to $0.0 million and $0.2 million on the extinguishment of debt upon conversion to Series A Preferred Stock for the three and nine months ended September 30, 2024.

In October 2023, CLMBR, Inc. issued secured promissory notes in the aggregate principal amount and accrued interest of approximately $0.5 million, due October 15, 2026. Interest on the outstanding principal of the notes accrues initially at a rate of 15% per annum. The note was assumed by the Company in January 2024. The note was amended in January 2024, and subsequently amended in February 2024, to include a conversion provision whereby at any time prior to maturity date the lender has the right to convert any outstanding and unpaid principal and accrued interest of the note into shares of the Company's Series A Preferred Stock at a conversion price of $1.82 per share. In February 2024, the convertible note was converted into 258,929 shares of Series A Preferred Stock. The Company recognized a loss equal to $0.0 million and $0.2 million on the extinguishment of debt upon conversion to Series A Preferred Stock three and nine months ended September 30, 2024.

In November 2023, CLMBR, Inc. issued secured promissory notes in the aggregate principal amount and accrued interest of approximately $0.7 million, due January 31, 2025. Interest on the outstanding principal of the notes accrues initially at a rate of 12% per annum. The note was assumed by the Company in February 2024 in connection with the acquisition of CLMBR, Inc. The note was amended in February 2024, to include a conversion provision whereby at any time prior to maturity date the lender has the right to convert any outstanding and unpaid principal and accrued interest of the note into shares of the Company's Series A Preferred Stock at a conversion price of $1.80 per share. Total outstanding principal balance including accrued interest as of September 30, 2024 was $0.7 million.

The change in the balance of the Promissory notes as converted to convertible notes is as follows:

	August 2023	October 2023	November 2023
(in thousands)	Promissory Notes	Promissory Notes	Promissory Notes	Total
Carrying value at December 31, 2023	$—	$—	$—	$—
Promissory notes assumed in connection with acquisition of CLMBR, Inc.	725	471	691	1,887
Loss on extinguishment of debt	195	127	—	322
Interest Expense	—	—	54	54
Conversion to Series A Preferred Stock	(920)	(598)	—	(1,518)
Carrying value at September 30, 2024	$—	$—	$745	$745

November 2022 Convertible Notes

In November 2022, the Company issued convertible notes (the “November 2022 Convertible Notes”) with an aggregate principal amount of $4.4 million, pursuant to a private placement offering. The November 2022 Convertible Notes bore interest at 6% per annum and had a schedule maturing date of 12 months from issuance, at which time the principal and accrued interest would be due and payable. The Company elected the fair value option for the November 2022 Convertible Notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.

The November 2022 Convertible Notes did not include any financial covenants and are subject to acceleration upon the occurrence of specified events of default. The November 2022 Convertible Notes were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $10.0 million prior to the maturity date of the related notes, all principal and accrued interest will automatically convert into preferred stock.
•
In the event the Company did not complete a qualified financing prior to the maturity date of the related notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to the lesser of i) the price per share in the Next Financing round, or ii) the Original Issue Price of the Company’s Series A-2 Preferred Stock, which is $47.67. The conversion price with respect to an elective conversion at the time of maturity is equal to the Cap Price.

The Company recognized losses equal to $0.0 million and $0.3 million for the three and nine months ended September 30, 2023, respectively, related to changes in fair value for the November 2022 Convertible Notes.

In May 2023, upon closing of the Company's IPO, the November 2022 Convertible notes were converted into an aggregate of 141 shares of common stock.

December 2023 Convertible Note

On December 7, 2023, the Company issued a convertible note (the "December 2023 Note") to an accredited investor (the "Note Investor") with an aggregate principal amount of $2.2 million. The December 2023 Note carries an original issue discount of 8.0% and accrues interest at a rate of 7.0% per annum. The maturity date of the December 2023 Note is December 7, 2024 (the “Maturity Date”). Interest payments are guaranteed through the Maturity Date regardless of whether the December 2023 Note is earlier converted or redeemed.

The December 2023 Note is convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to (x) the sum of (i) the portion of the principal amount to be converted or redeemed, (ii) all accrued and unpaid interest with respect to such principal amount, and (iii) all accrued and unpaid Late Charges (as defined in the December 2023 Convertible Note Purchase Agreement) with respect to such principal and interest amounts, if any, divided by (y) a conversion price of $1.25 per share (such shares, the “Note Conversion Shares”). In addition, the Note Investor may, at any time and at its option, convert the Note (in whole or in part) into shares of Common Stock pursuant to the formula included in the preceding sentence at an alternate conversion price equal to 92% of the lowest dollar volume-weighted average price (“VWAP”) during the ten trading days immediately preceding the date of conversion, subject to a conversion price floor, or, any time following an Event of Default (as defined below), equal to 80% of the lowest VWAP during the ten trading days immediately preceding the date of conversion, in each case subject to the additional terms and conditions set forth in the Note.

The Note sets forth certain standard events of default (each such event, an “Event of Default”), upon the occurrence of which the Company is required to deliver written notice to the Note Investor within one business day (an “Event of Default Notice”). At any time after the earlier of (a) the Note Investor’s receipt of an Event of Default Notice, and (b) the Note Investor becoming aware of an Event of Default, the Note Investor may require the Company to redeem all or any portion of the Note. Upon an Event of Default, the Note shall bear interest at a rate of 14.0% per annum.

In connection with the Company’s issuance of its December 2023 Note, the Company bifurcated the embedded conversion option and redemption rights and recorded embedded conversion option and redemption rights as a short term derivative liability in the Company’s condensed consolidated balance sheet in accordance with FASB ASC 815, Derivatives and Hedging. The convertible debt and the derivative liability associated with the December 2023 Notes is presented on the condensed consolidated balance sheet as the convertible debt and derivative liability. The convertible debt is carried at amortized cost. The derivative liability will be remeasured at each reporting period using the lattice model with changes in fair value recorded in the condensed consolidated statements of operations in change in fair value of convertible notes.

Total conversions for the nine months ended September 30, 2024 was $1.9 million for a total of 2,882 shares of common stock.

The Company recognized gains equal to $0.0 million and $0.1 million for the three and nine months ended September 30, 2024, respectively, related to changes in fair value of the embedded derivative for the December 2023 Note.

The December Note was paid off in July 2024 for $0.2 million and the outstanding balance is $0 as of September 30, 2024.

The carrying value of the December 2023 Note is as follows:

	September 30,	December 31,
(in thousands)	2024	2023
Principal and interest	$—	$2,169
Unamortized debt discount	—	(801)
Unamortized issuance costs	—	(464)
Aggregate carrying value	$—	$904

Interest expense recognized on the December 2023 Note is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Contractual interest expense	$—	$—	$142	$—
Amortization of debt discount	—	—	800	—
Amortization of debt issuance costs	92	—	532	—
Total	$92	$—	$1,474	$—

February 2024 Convertible Notes

On February 1, 2024, the Company entered into a Senior Secured Convertible Promissory Note (the "February 2024 Convertible Note") with Treadway Holdings LLC, a lender, in the aggregate principal amount of $6.0 million, which is convertible into shares of Common Stock. The Note accrues interest at a rate of 2.0% per month.

The maturity date of the February 2024 Convertible Note is December 15, 2024. Interest payments are guaranteed through the Maturity date regardless of whether the February 2024 Convertible Note is earlier converted or redeemed. The February 2024 Convertible Note is convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to the quotient resulting by dividing the outstanding principal balance of the February 2024 Convertible Note to be converted by a conversion price of $2.00 per share. The February 2024 Convertible Note sets forth certain standard events of default upon the occurrence of which the Company is required to deliver written notice to the Treadway Holdings LLC within two (2) business days. At any time after the earlier of (a) Treadway Holdings LLC’s receipt of a notice of default and (b) Treadway Holdings LLC becoming aware of the event of default, the Treadway Holdings LLC may require the Company to redeem all or any portion of the February 2024 Convertible Note. Upon an event of default, the February 2024 Convertible Note shall bear interest at a rate of 4.0% per month.

Total payments for the three and nine months ended September 30, 2024 was $1.5 million and $2.1 million, respectively. The Company entered into a deposit account control agreement (the “DACA”),with Treadway Holdings, LLC whereby cash received from CLMBR sales are automatically transferred to Treadway Holdings, LLC until the February 2024 Convertible Note is paid off.

The carrying value of the February 2024 Convertible Note is as follows:

	September 30,	December 31,
(in thousands)	2024	2023
Principal and interest	$4,708	$—
Unamortized debt discount	(569)	—
Unamortized issuance costs	(288)	—
Aggregate carrying value	$3,851	$—

Interest expense recognized on the February 2024 Convertible Note is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Contractual interest expense	$305	$—	$905	$—
Amortization of debt discount	679	—	1,779	—
Amortization of debt issuance costs	344	—	902	—
Total	$1,328	$—	$3,586	$—

Note 10. Debt

2022 Convertible Notes

From January through March 2022, the Company issued convertible notes (the “2022 Convertible Notes”) with an aggregate principal amount of $5.9 million, pursuant to a private placement offering. The 2022 Convertible Notes bore interest at 6% per annum and had a scheduled maturity date of 24 months from issuance, at which time the principal and accrued interest would be due and payable. The Company elected the fair value option for the 2022 Convertible Notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.

The 2022 Convertible Notes did not include any financial covenants and are subject to acceleration upon the occurrence of specified events of default. The 2022 Convertible Notes were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $10.0 million prior to the maturity date of the related notes, all principal and accrued interest will automatically convert into preferred stock.
•
In the event the Company did not complete a qualified financing prior to the maturity date of the related notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to the lesser of i) 80% of the price per unit paid in cash by the other investors for preferred stock sold in a qualified financing, or ii) the “Cap Price”. The conversion price with respect to an elective conversion at the time of maturity is equal to the Cap Price.

In March 2022, the Company completed a qualified financing, and as a result the 2022 Convertible Notes were automatically converted into 124,313 shares of Series A-2.

November 2022 Convertible Notes

In November 2022, the Company issued convertible notes (the “November 2022 Convertible Notes”) with an aggregate principal amount of $4.4 million, pursuant to a private placement offering. The November 2022 Convertible Notes bore interest at 6% per annum and had a schedule maturing date of 12 months from issuance, at which time the principal and accrued interest would be due and payable. The Company elected the fair value option for the November 2022 Convertible Notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.

The November 2022 Convertible Notes did not include any financial covenants and are subject to acceleration upon the occurrence of specified events of default. The November 2022 Convertible Notes were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $10.0 million prior to the maturity date of the related notes, all principal and accrued interest will automatically convert into preferred stock.
•
In the event the Company did not complete a qualified financing prior to the maturity date of the related notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to the lesser of i) the price per share in the Next Financing round, or ii) the Original Issue Price of the Company’s Series A-2 Preferred Stock, which is $47.67. The conversion price with respect to an elective conversion at the time of maturity is equal to the Cap Price.

The Company recognized losses equal to $0.3 million for the year ended December 31, 2023 and gains of $0.1 million for the year ended December 31, 2022 related to changes in fair value for the November 2022 Convertible Notes..

In May 2023, upon closing of the Company's IPO, the November 2022 Convertible notes were converted into an aggregate of 141 shares of common stock.

Senior Secured Notes

In March 2023, the Company issued an aggregate of $2.0 million of senior secured notes to three investors, including one related party, with associated warrants to purchase the Company’s common stock at an exercise price of $0.0001, in lieu of future cash interest payments under the senior secured notes issued to such investors. In May 2023, the Company repaid the $2.0 million in senior secured notes.

Note Purchase Agreement

In June 2023, the Company entered into a note purchase agreement with THLWY, LLC (the "June 2023 Notes") pursuant to which the Company agreed to issue up to $15.8 million in aggregate principal amount of 10% senior secured notes due June 25, 2025 at their sole discretion. The June 2023 Notes are the senior secured obligations of the Company, bear interest at a rate of 10.0% per annum, and contain customary events of default. The June 2023 Notes will mature on June 25, 2025, subject to earlier repurchase by the Company. The Company may redeem the June 2023 Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the June 2023 Notes to be redeemed, plus any accrued and unpaid interest to (including any additional interest), but excluding, the redemption date. As of December 31, 2023, $1.3 million of the senior secured notes have been issued and are outstanding. Additional senior secured notes may become available at the sole discretion of THLWY, LLC. As of December 31, 2023, the Company defaulted on the payment of interest due on the June 2023 Notes. On November 3, 2023, THLWY, LLC waived their rights to seek remedies resulting from an event of default. Interest expense, including default interest, recorded in the consolidated statement of operations was $0.1 million for the year ended December 31, 2023.

November Bridge Loans

On November 10, 2023, the Company issued secured promissory notes (the "November Bridge Notes") in the aggregate principal amount of approximately $1.9 million, of which approximately $0.8 million was with a related party, with an original issuance discount of 15%, due November 10, 2024. Interest on the outstanding principal of the notes accrues initially at a rate of 3% per annum, with a step-up interest rate of 8% per annum after January 31, 2024 until maturity. The Company elected the fair value option for the notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.

The Company recognized losses equal to $0.1 million for the year ended December 31, 2023 related to changes in fair value for the November 2023 Bridge Notes.

December 2023 Convertible Note

On December 7, 2023, the Company issued the December 2023 Note with an aggregate principal amount of $2.2 million. The December 2023 Note carries an original issue discount of 8.0% and accrues interest at a rate of 7.0% per annum. The maturity date of the December 2023 Note is December 7, 2024 (the “Maturity Date”). Interest payments are guaranteed through the Maturity Date regardless of whether the December 2023 Note is earlier converted or redeemed.

The December 2023 Note is convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to (x) the sum of (i) the portion of the principal amount to be converted or redeemed, (ii) all accrued and unpaid interest with respect to such principal amount, and (iii) all accrued and unpaid Late Charges (as defined in the Purchase Agreement) with respect to such principal and interest amounts, if any, divided by (y) a conversion price of $1.25 per share (such shares, the “Note Conversion Shares”). In addition, the Note Investor may, at any time and at its option, convert the Note (in whole or in part) into shares of Common Stock pursuant to the formula included in the preceding sentence at an alternate conversion price equal to 92% of the lowest dollar volume-weighted average price (“VWAP”) during the ten trading days immediately preceding the date of conversion, subject to a conversion price floor, or, any time following an Event of Default (as defined below), equal to 80% of the lowest VWAP during the ten trading days immediately preceding the date of conversion, in each case subject to the additional terms and conditions set forth in the Note.

The Note sets forth certain standard events of default (each such event, an “Event of Default”), upon the occurrence of which the Company is required to deliver written notice to the Note Investor within one business day (an “Event of Default Notice”). At any time after the earlier of (a) the Note Investor’s receipt of an Event of Default Notice, and (b) the Note Investor becoming aware of an Event of Default, the Note Investor may require the Company to redeem all or any portion of the Note. Upon an Event of Default, the Note shall bear interest at a rate of 14.0% per annum.

In connection with the Company’s issuance of its December 2023 Note, the Company bifurcated the embedded conversion option and redemption rights and recorded embedded conversion option and redemption rights as a short term derivative liability in the Company’s balance sheet in accordance with FASB ASC 815, Derivatives and Hedging. The convertible debt and the derivative liability associated with the December 2023 Notes is presented on the consolidated balance sheet as the convertible debt and derivative liability. The convertible debt is carried at amortized cost. The derivative liability will be remeasured at each reporting period using the lattice model with changes in fair value recorded in the consolidated statements of operations in other expense (income).

The Company recognized gains equal to $0.1 million for the year ended December 31, 2023 related to changes in fair value of the embedded derivative for the December 2023 Note.

The carrying value of the December 2023 Note is as follows:

	December 31,	December 31,
(in thousands)	2023	2022
Principal and interest	$2,169	$—
Unamortized debt discount	(801)	—
Unamortized issuance costs	(464)	—
Embedded derivative liability	122	—
Aggregate carrying value	1,026	—

Interest expense recognized on the December 2023 Note is as follows:

	December 31,	December 31,
(in thousands)	2023	2022
Contractual interest expense	$9	$—
Amortization of debt discount	56	—
Amortization of debt issuance costs	33	—
Total	98	—

Paycheck Protection Program Loan

On April 2, 2021, the Company received loan proceeds of approximately $0.5 million under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses to help sustain its employee payroll costs, rent, and utilities due to the impact of the recent COVID-19 pandemic. Loans obtained through the PPP are eligible to be forgiven as long as the proceeds are used for qualifying purposes, which include the payment of payroll costs, interest on covered mortgage obligations, rent obligations and utility payments. The receipt of these funds, and the forgiveness of the loan is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its adherence to the forgiveness criteria. In June 2020, Congress passed the Payroll Protection Program Flexibility Act that made several significant changes to PPP loan provisions, including providing greater flexibility for loan forgiveness. The Company used the proceeds from the PPP loan to fund payroll costs in accordance with the relevant terms and conditions of the CARES Act. The Company followed the government guidelines and tracking costs to ensure full forgiveness of the loan. To the extent it was not forgiven, the Company would have been required to repay that portion at an interest rate of 1% over a period of 5 years, beginning May 2022 with a final installment in April 2027. The balance outstanding for the PPP loan was $0.5 million at December 31, 2021 and was forgiven in 2022, which resulted in a $0.5 million gain upon debt forgiveness.